Managed Municipals
                                 Portfolio Inc.

                                Quarterly Report

                                February 28, 1999

                                   [GRAPHIC]

                                   [GRAPHIC]

                               Managed Municipals
                                 Portfolio Inc.

                                February 28, 1999

Dear Shareholder:

We are pleased to provide the third quarter report for the Managed Municipals Portfolio Inc. ("Fund") for the period ended February 28, 1999. Over the nine-month period covered by this report, the Fund distributed income dividends totaling $0.39 per share. We hope you find this report to be useful and informative.

The table below shows the annualized distribution rate and nine-month total return based on the Fund's February 28, 1999 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

                  Price              Annualized           Nine-Month
                Per Share        Distribution Rate*      Total Return
              -------------      ------------------      ------------
              $12.26 (NAV)              4.80%                3.69%
              $10.75 (NYSE)             5.47%                2.24%

In comparison, general closed-end municipal bond funds posted an average total return on NAV of 4.10% for the same time period, as reported by Lipper Inc. (Lipper is a major fund-tracking organization.)

Municipal Bond Market Update

During the Fund's reporting period, the bond markets were not dull. Beginning with the Asian crisis, Russia's default and the problems with a major hedge fund we have certainly seen some turbulence. The bottom line though is that inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed") has adopted a more accommodative stance for short-term rates. It all adds up to a positive backdrop for bonds.

----------
* This distribution assumes a current monthly income dividend rate of $0.049 per share for twelve months.


                                   [GRAPHIC]
-------------------------------------  1  --------------------------------------

In our view, the large drop in rates last year in the U.S. government bond market was not caused by economic fundamentals but primarily the unwinding of huge short positions by major hedge funds. In fact, 1998 was the first year in recent memory where the economic fundamentals seemed to mean absolutely nothing to the bond market.

Investment Strategy

The Fund seeks as high a level of current income exempt from Federal income tax as is consistent with the preservation of principal. As of February 28, 1999, 88.0% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Rating Service or Moody's Investors Service Inc., with 50.8% of the Fund invested in AAA/Aaa bonds, the highest possible rating. The Fund's largest holdings are concentrated in hospital bonds (15.1%), miscellaneous bonds (15.1%), general obligation bonds (12.8%) and transportation bonds (12.7%) because we believe they offer good relative values.

Municipal Bond Market Outlook

Over the short term, we do not think that future Fed monetary policy will be influenced by conditions in the financial markets. We think that any future Fed decisions on rates will be driven by the state of the U.S. economy. Unless there are any signs of inflationary pressures, we do not anticipate any Fed tightening in the coming months. However, if the U.S. economy begins to re-accelerate and labor markets continue to tighten, the Fed may raise rates in the second half of 1999.

As we have noted, the fundamentals -- low inflation and a benign Fed monetary policy -- are favorable for the bond markets. We think these positive conditions will be with us in the coming months. As you get closer to a presidential election year, the economy may pick-up. At that point we may take a more conservative stance in the Fund than we currently follow. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.


                                   [GRAPHIC]
-------------------------------------  2  --------------------------------------

In rallies, municipal bonds generally underperform versus U.S. government bonds and corporate bonds. That happened in July, August, September and October of last year. However, with long-term municipal bonds yielding roughly 94% of long-term U.S. Treasury bonds, we think that municipal bonds are very attractive on a relative basis. And if rates do rise, the volume of new issues and refunding deals in the municipal bond market will decrease, causing more favorable supply and demand conditions and providing support for municipal bond prices.

In closing, thank you for investing in the Managed Municipals Portfolio Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon             /s/ Joseph P. Deane

Heath B. McLendon                 Joseph P. Deane
Chairman                          Vice President and
                                  Investment Officer

April 9, 1999


                                   [GRAPHIC]
-------------------------------------  3  --------------------------------------

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, the Plan Agent (First Data Investors Services Group Inc.) will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

Restated Plan Adopted

A more complete description of the current Plan appears in the section of this report beginning on page 27. The descriptions herein are based on a restated version of the Plan, which was recently adopted to reflect current practices of the Plan Agent and for the purpose of standardizing the terms among all closed-end Mutual Funds managed by SSBC Fund Managment Inc., formerly known as Mutual Management Corp.

To find out more detailed information about the Plan and about how you can participate, please call First Data Investors Services Group Inc. at (800) 331-1710.
--------------------------------------------------------------------------------


                                   [GRAPHIC]
-------------------------------------  4  --------------------------------------

                             Schedule of Investments
                          February 28, 1999 (unaudited)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
-----------------------------------
Municipal Bonds and Notes -- 100.0%
-----------------------------------
California -- 9.7%
$     4,540,000   Baa3      California Educational Facilities Authority
                               Revenue, (Pooled College & University
                               Projects), Series A, 5.625% due 7/1/23                  $4,721,600
      2,000,000   AAA       California Health Facilities Finance Authority
                               Revenue, Series A, FSA-Insured, Kaiser
                               Permanente, 5.500% due 6/1/22                            2,112,500
      1,000,000   AAA       California State Public Works Board, Lease
                               Revenue, Department of Corrections,
                               California Prison, AMBAC-Insured,
                               5.250% due 1/1/21                                        1,015,000
      2,755,000   AA        California Statewide Community Development
                               Authority, COP, (St. Joseph Health System),
                               5.250% due 7/1/21                                        2,765,331
      1,000,000   AAA       Campbell, CA Unified School District, GO,
                               FGIC-Insured, 5.000% due 8/1/17                          1,010,000
      2,000,000   AAA       Los Angeles, CA Public Works, Financing
                               Authority Lease Revenue, (Multiple Capital
                               Projects), Series A, AMBAC-Insured,
                               5.125% due 6/1/17                                        2,032,500
      3,300,000   A-        Los Angeles, CA Regional Airport Improvement
                               Corp., Los Angeles International Airport
                               Lease Revenue, 6.500% due 1/1/32 (b)                     3,419,625
                            Los Angeles County, CA Metropolitan,
                               Transportation Authority, Sales Tax Revenue,
                               MBIA-Insured:
      7,700,000   AAA            5.250% due 7/1/17                                      7,911,750
      3,000,000   AAA            5.250% due 7/1/18                                      3,071,250
      3,000,000   AA        Metropolitan Water District, Southern California
                               Waterworks Revenue Refunding, Series A,
                               5.000% due 7/1/16                                        3,030,000
      3,140,000   AAA       Rancho Mirage, CA Redevelopment Agency,
                               Tax Allocation Refunding, (1984 Project),
                               Series A, MBIA-Insured, 5.000% due 4/1/24                3,116,450
      4,250,000   AAA       Riverside County, CA COP, (1997 Lease
                               Refunding Project), MBIA-Insured,
                               5.125% due 11/1/17                                       4,335,000


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  5  --------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
California -- 9.7% (continued)
$     2,750,000   AAA       Sacramento County, CA COP, (Public
                               Facilities Project), MBIA-Insured,
                               5.375% due 2/1/19                                      $ 2,839,375
-------------------------------------------------------------------------------------------------
                                                                                       41,380,381
-------------------------------------------------------------------------------------------------
Colorado -- 13.8%
                            Arapahoe County, CO Capital Improvement,
                               Public Highway Authority:
      4,000,000   AAA            E-470 Public Highway Authority, Series A,
                                    MBIA-Insured, 5.000% due 9/1/21                     3,920,000
      3,000,000   AAA*           Pre-Refunded -- Escrowed with U.S.
                                    government securities to 8/31/05
                                    Call @ 103, 7.000% due 8/31/26 (c) 3,588,750
                            Colorado Health Facilities Authority Revenue:
      3,555,000   AA           Catholic Health Initiatives, Series A,
                                 5.000% due 12/1/18                                     3,497,231
      3,000,000   A            Series B, 5.350% due 8/1/15                              3,060,000
      2,500,000   AAA          Sisters of Charity Leavenworth,
                                 MBIA-Insured, 5.125% due 12/1/18                       2,509,375
      2,000,000   BBB+      Colorado Springs, CO Airport Revenue,
                               Series A, 7.000% due 1/1/22 (b)                          2,177,500
     60,000,000   Aaa*      Dawson Ridge, CO Metropolitan District
                               No. 1, Series B, (Escrowed to maturity
                               with Refco Strips), zero coupon due 10/1/22             16,125,000
                            Denver, CO City & County Airport Revenue,
                               Series C:
      3,155,000   BBB+           6.750% due 11/15/22 (b)(c)                             3,407,400
     10,165,000   BBB+           6.125% due 11/15/25 (b)                               10,749,487
      8,160,000   BBB+           Escrowed to maturity with U.S. government
                                    securities, 6.125% due 11/15/25 (b)(d)              8,965,800
        845,000   AAA            Pre-Refunded -- Escrowed with U.S.
                                    government securities to 11/15/02
                                    Call @ 102, 6.750% due 11/15/22 (b)                   945,344
-------------------------------------------------------------------------------------------------
                                                                                       58,945,887
-------------------------------------------------------------------------------------------------
Connecticut -- 0.3%
      1,200,000   AA        Connecticut State Community Development
                               Authority, Special Obligation, Series A,
                               5.550% due 12/15/15                                      1,255,500
-------------------------------------------------------------------------------------------------


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  6  --------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Florida -- 4.4%
$     3,000,000   AAA       Broward County, FL Airport System Revenue,
                               Passenger Facility, Series H-2,
                               AMBAC-Insured, 4.750% due 10/1/23                      $ 2,868,750
      2,480,000   AAA       Florida State Turnpike Authority Revenue
                               Refunding, FGIC-Insured,
                               5.000% due 7/1/16                                        2,498,600
      5,000,000   BBB-      Martin County, FL IDA, (Indiantown
                               Cogeneration Project), Series A,
                               7.875% due 12/15/25 (b)                                  5,725,000
      2,500,000   AAA       Orange County, FL Tourist Development Tax
                               Revenue, Series A, AMBAC-Insured,
                               4.750% due 10/1/24                                       2,378,125
                            Tampa, FL Revenue Bonds, (Florida
                               Aquarium Inc. Project):
      2,800,000   NR             7.550% due 5/1/12                                      3,178,000
      2,000,000   NR             7.750% due 5/1/27 (c)                                  2,282,500
-------------------------------------------------------------------------------------------------
                                                                                       18,930,975
-------------------------------------------------------------------------------------------------
Hawaii -- 1.4%
      2,000,000   A         Hawaii State Department of Budget &
                               Finance, Special Purpose Revenue, Kaiser
                               Permanente, Series A, 5.100% due 3/1/14                  1,985,000
      4,010,000   AAA       Hawaii State GO, Series CP, FGIC-Insured,
                               5.000% due 10/1/15                                       4,035,063
-------------------------------------------------------------------------------------------------
                                                                                        6,020,063
-------------------------------------------------------------------------------------------------
Illinois -- 1.4%
      2,000,000   Aaa*      Illinois Health Facilities Authority Revenue,
                               Memorial Health Systems, MBIA-Insured,
                               5.250% due 10/1/18                                       2,020,000
      4,000,000   AAA       Illinois State GO, FGIC-Insured,
                               5.250% due 12/1/20                                       4,015,000
-------------------------------------------------------------------------------------------------
                                                                                        6,035,000
-------------------------------------------------------------------------------------------------
Indiana -- 1.3%
      5,000,000   A1*       Indiana Port Commission Revenue Refunding,
                               (Cargill Inc. Project), 6.875% due 5/1/12 (c)            5,443,750
-------------------------------------------------------------------------------------------------
Kansas -- 0.1%
        500,000   A+        Kansas Development Financing Authority,
                               Health Facilities Revenue, Children's Mercy
                               Hospital, Series N, 5.250% due 5/15/18                     500,625
-------------------------------------------------------------------------------------------------


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  7  --------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Louisiana -- 2.3%
$     4,000,000   AAA       Louisiana Local Government, Environment
                               Facilities, Community Development
                               Authority Revenue, (Capital Projects &
                               Equipment Acquisition), AMBAC-Insured,
                               4.500% due 12/1/18                                     $ 3,730,000
      5,500,000   Aa3*      Saint Martin Parish, LA Industrial Revenue,
                               (Cargill Inc. Project), 6.625% due 10/1/12               5,974,375
-------------------------------------------------------------------------------------------------
                                                                                        9,704,375
-------------------------------------------------------------------------------------------------
Maryland -- 0.6%
     10,000,000   NR        Maryland State Energy Financing
                               Administration, Solid Waste Disposal
                               Revenue, Limited Obligation, (Hagerstown
                               Project), 9.000% due 10/15/16 (e)                        2,700,000
-------------------------------------------------------------------------------------------------
Massachusetts -- 2.7%
      2,000,000   AAA       Massachusetts State Housing Finance
                               Agency, Housing Development, Series B,
                               MBIA-Insured, 5.300% due 12/1/17                         2,037,500
      3,394,597   NR        Massachusetts State Industrial Finance Agency,
                               Solid Waste Disposal Revenue, Senior Lien,
                               (Massachusetts Paper Co.
                               Project), 8.500% due 11/1/12                             3,326,705
                            Massachusetts State Water Resource
                               Authority, MBIA-Insured:
      4,000,000   AAA            Series B, 5.000% due 12/1/25                           3,900,000
      2,000,000   AAA            Series C, 5.250% due 12/1/20                           2,017,500
-------------------------------------------------------------------------------------------------
                                                                                       11,281,705
-------------------------------------------------------------------------------------------------
Michigan -- 7.7%
      1,675,000   AA+       Michigan Municipal Bond Authority Revenue,
                               State Revolving Fund, 5.125% due 10/1/20                 1,668,719
      5,580,000   AA        Michigan State Building Authority Revenue,
                               Facilities Program, Series 1,
                               4.750% due 10/15/17                                      5,370,750
      8,000,000   NR        Michigan State Strategic Fund Resources
                               Recovery, Limited Obligation Revenue,
                               Central Wayne Energy Recovery, Series A,
                               7.000% due 7/1/27 (b)                                    8,100,000
     16,375,000   NR        Midland County, MI Education Development
                               Corp., PCR, Limited Obligation, Series B,
                               9.500% due 7/23/09 (b)(c)                               17,603,125
-------------------------------------------------------------------------------------------------
                                                                                       32,742,594
-------------------------------------------------------------------------------------------------


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  8  --------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Minnesota -- 1.1%
$     2,500,000   Aa3*      Duluth, MN Seaway Port Authority, IDA,
                               Dock & Wharf Revenue, (Cargill Inc. Project),
                               6.800% due 5/1/12                                       $2,709,375
        525,000   A2*       Minnesota State Higher Education Facilities
                               Authority Revenue, University of St. Thomas
                               Education, Series 3, 5.375% due 4/1/18                     530,906
      1,250,000   AA+       Minnesota State Housing Financing Agency,
                               Single-Family Mortgage, Series I,
                               5.500% due 1/1/17                                        1,285,938
-------------------------------------------------------------------------------------------------
                                                                                        4,526,219
-------------------------------------------------------------------------------------------------
Missouri -- 0.8%
      1,000,000   AAA       Fenton, MO COP, (Capital Improvement
                               Projects), MBIA-Insured, 5.125% due 9/1/17               1,008,750
        750,000   A+        Missouri Health & Educational Facilities
                               Authority Revenue, Children's Mercy Hospital,
                               5.250% due 5/15/18                                         746,250
      1,575,000   AAA       St. Louis, MO Board of Education, Missouri
                               Direct Deposit Program, Series B,
                               FGIC-Insured, 5.000% due 4/1/16                          1,575,000
-------------------------------------------------------------------------------------------------
                                                                                        3,330,000
-------------------------------------------------------------------------------------------------
Montana -- 1.8%
      8,000,000   NR        Montana State Board Investment Resource
                               Recovery, (Yellowstone Energy Project),
                               7.000% due 12/31/19 (b)                                  7,740,000
-------------------------------------------------------------------------------------------------
New Jersey -- 2.0%
      5,200,000   A+        Hudson County, NJ Improvement Authority,
                               6.625% due 8/1/25                                        5,726,500
      2,830,000   AAA       Middlesex County, NJ COP, MBIA-Insured,
                               5.200% due 6/15/18                                       2,879,525
-------------------------------------------------------------------------------------------------
                                                                                        8,606,025
-------------------------------------------------------------------------------------------------
New York -- 7.9%
      3,000,000   A-        Long Island Power Authority, Electric
                               System Revenue, Series A,
                               5.500% due 12/1/29                                       3,090,000
                            New York City Transitional Finance Authority
                               Revenue, Future Tax Secured:
                                 Series B:
      2,000,000   AA                4.750% due 11/1/17                                  1,955,000
      3,250,000   AA                4.750% due 11/1/19                                  3,128,125
      2,000,000   AAA            Series C, FGIC-Insured, 5.000% due 5/1/17              2,002,500


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  9  --------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
New York -- 7.9% (continued)
$     1,090,000   AAA       New York State Dormitory Authority Lease
                               Revenue, Health Facilities Improvement
                               Program, Series A, FSA-Insured,
                               5.500% due 5/15/16                                     $ 1,141,775
                            New York State Dormitory Authority Revenue:
      1,000,000   AAA          City University Systems, Series A,
                                 FGIC-Insured, 5.000% due 7/1/16                        1,006,250
      4,000,000   AAA          Mental Health Services Facilities
                                 Improvement, Series D, FSA-Insured,
                                 5.125% due 8/15/17                                     4,030,000
      6,000,000   AAA          Montefiore Medical Center,
                                 AMBAC-Insured, 5.250% due 2/1/15                       6,180,000
      5,000,000   A-           State University Educational Facilities,
                                 5.000% due 5/15/14                                     5,037,500
      1,000,000   AAA       New York State Medcare Mental Health
                               Services, FGIC-Insured,
                               5.250% due 2/15/19                                       1,012,500
      5,000,000   Aa3*      Triborough Bridge & Tunnel Authority of NY,
                               General Purpose, Series A, 5.000% due 1/1/24             4,943,750
-------------------------------------------------------------------------------------------------
                                                                                       33,527,400
-------------------------------------------------------------------------------------------------
Ohio -- 4.4%
      2,000,000   AAA       Akron, OH Economic Development,
                               MBIA-Insured, 5.000% due 12/1/18                         2,002,500
      1,000,000   AAA       Cleveland-Cuyahoga County, OH Port
                               Authority Revenue, Rock & Roll Hall of
                               Fame, AMBAC-Insured,
                               5.400% due 12/1/15                                       1,046,250
      6,360,000   AAA       Cuyahoga County, OH Hospital Revenue
                               Refunding, (Metrohealth System), Series A,
                               MBIA-Insured, 5.125% due 2/15/14                         6,511,050
      2,000,000   AAA       Ohio State Higher Educational Facilities
                               Community Revenue, (Union Dayton Project),
                               AMBAC-Insured, 5.350% due 12/1/17                        2,085,000
      1,645,000   AAA       Ohio State Water Development Authority
                               Revenue, Fresh Water, FSA-Insured,
                               5.000% due 6/1/16                                        1,659,394
      5,320,000   AAA       Portage County, OH GO, MBIA-Insured,
                               5.250% due 12/1/17                                       5,413,100
-------------------------------------------------------------------------------------------------
                                                                                       18,717,294
-------------------------------------------------------------------------------------------------


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  10  -------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Pennsylvania -- 1.7%
$     1,000,000   AAA       Allegheny County, PA Airport Revenue,
                               Pittsburgh International Airport, Series B,
                               MBIA-Insured, 5.000% due 1/1/19                         $  987,500
      1,800,000   AAA       Altoona, PA City Authority, Water Revenue,
                               FGIC-Insured, 5.000% due 11/1/19                         1,788,750
      3,500,000   AAA       Montgomery County, PA Higher Education &
                               Health Authority Revenue, Holy Redeemer
                               Health, Series A, AMBAC-Insured,
                               5.250% due 10/1/17                                       3,570,000
      1,000,000   AAA       Pittsburgh, PA Water & Sewer Authority
                               Revenue, Series C, FSA-Insured,
                               5.000% due 9/1/17                                          993,750
-------------------------------------------------------------------------------------------------
                                                                                        7,340,000
-------------------------------------------------------------------------------------------------
Puerto Rico -- 0.5%
      2,000,000   AAA       Puerto Rico Commonwealth Infrastructure
                               Financing Authority, AMBAC-Insured,
                               5.000% due 7/1/16                                        2,035,000
-------------------------------------------------------------------------------------------------
South Carolina -- 1.7%
      4,000,000   AAA       Lexington County, SC Health Services
                               District Inc., Hospital Revenue Refunding
                               & Improvement, FSA-Insured,
                               5.250% due 11/1/17                                       4,075,000
      2,000,000   A3*       Myrtle Beach, SC COP, Myrtle Beach
                               Convention Center, (Pre-Refunded --
                               Escrowed with U.S. government securities to
                               7/1/02 Call @ 102), 6.875% due 7/1/07 (d)                2,232,500
      1,140,000   AAA       Piedmont, SC Municipal Power Agency,
                               Electric Revenue Refunding, Series A,
                               MBIA-Insured, 4.875% due 1/1/16                          1,121,475
-------------------------------------------------------------------------------------------------
                                                                                        7,428,975
-------------------------------------------------------------------------------------------------
Tennessee -- 0.3%
      1,150,000   NR        Hardeman County, TN Correctional Facilities
                               Corp., 7.750% due 8/1/17                                 1,279,375
-------------------------------------------------------------------------------------------------


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  11  -------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Texas -- 16.6%
$     3,990,000   Aaa*      Azle, TX ISD, GO, PSFG, Series C,
                               5.000% due 2/15/22                                      $3,920,175
      2,000,000   AAA       Bexar County, TX Health Facilities
                               Development Corp. Revenue, Baptist
                               Health Systems, Series A, MBIA-Insured,
                               5.250% due 11/15/27                                      2,012,500
                            Brazos River Authority:
      7,500,000   AAA          Houston Industrial Income Project, Series A,
                                 5.125% due 5/1/19                                      7,518,750
      4,000,000   Baa1*        PCR, Utilities Electric Co., Series C,
                                 5.550% due 6/1/30 (b)                                  3,900,000
      2,000,000   AAA       Brownsville, TX Utility Systems Revenue,
                               AMBAC-Insured, 5.250% due 9/1/20 2,020,000
                            Burleson, TX ISD, GO, PSFG:
      1,160,000   Aaa*         6.750% due 8/1/24                                        1,336,900
      2,840,000   AAA          Pre-Refunded-- Escrowed with
                                 U.S. government securities to 8/1/06
                                 Call @ 100, 6.750% due 8/1/24                          3,326,350
      2,960,000   AA-       Fort Worth, TX Higher Education Financing
                               Corp. Revenue, Texas Christian University
                               Project, 5.000% due 3/15/14                              2,982,200
      1,000,000   AA        Harris County, TX Health Facilities
                               Development Corp. Revenue, School Health
                               Care Systems, Series B, 5.750% due 7/1/27                1,047,500
                            Harris County, TX Toll Road, GO:
      8,000,000   AAA          Sr. Lien, FGIC-Insured, 5.375% due 8/15/20               8,150,000
      5,185,000   AA           Sub. Lien, 5.125% due 8/15/16                            5,269,256
      1,000,000   AAA       Houston, TX ISD, GO, Series A, PSFG,
                               4.750% due 2/15/22                                         952,500
      2,670,000   AAA       Manor, TX ISD, GO, Refunding, PSFG,
                               5.000% due 8/1/17                                        2,653,313
      2,000,000   AAA       Nueces River Authority, Texas Water Supply
                               Facilities, FSA-Insured, 5.500% due 3/1/27               2,097,500
      2,975,000   AAA       Springtown, TX ISD, GO, Refunding, PSFG,
                               5.000% due 2/15/18                                       2,952,688
                            Texas Water Development Board Revenue,
                               State Revolving Fund, Sr. Lien, Series B:
      3,000,000   AAA            5.000% due 7/15/14                                     3,033,750
      1,000,000   AAA            5.000% due 7/15/15                                     1,003,750
      5,000,000   AAA            5.000% due 7/15/16                                     4,993,750
      8,000,000   AAA            5.000% due 7/15/19                                     7,880,000


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  12  -------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Texas -- 16.6% (continued)
$     2,000,000   AAA       Tyler, TX Health Facilities Development,
                               Corporate Hospital Revenue, East Texas
                               Medical Center, Series D, FSA-Insured,
                               5.375% due 11/1/27                                     $ 1,987,500
      1,520,000   AAA       West Texas Municipal Power Agency Revenue,
                               MBIA-Insured, 5.000% due 2/15/15                         1,525,700
-------------------------------------------------------------------------------------------------
                                                                                       70,564,082
-------------------------------------------------------------------------------------------------
Utah -- 0.9%
      4,000,000   A+        Intermountain Power Agency, Utah Power
                               Supply Revenue, Series D, 5.000% due 7/1/21              3,910,000
-------------------------------------------------------------------------------------------------
Virgin Islands -- 0.2%
      1,000,000   BBB-      Virgin Islands, PFA, Sr. Lien, Series A,
                               5.500% due 10/1/22                                       1,003,750
-------------------------------------------------------------------------------------------------
Virginia -- 3.9%
      4,700,000   A2*       Harrisonburg, VA Redevelopment & Housing
                               Authority, (Jail & Courthouse Project),
                               Public Facilities Lease Revenue,
                               6.500% due 9/1/14                                        5,040,750
                            Virginia College Building Authority,
                               Virginia Educational Facilities Revenue,
                               21st Century College Program:
      3,590,000   AA             5.250% due 8/1/13                                      3,738,088
      3,805,000   AA             5.250% due 8/1/14                                      3,942,931
                            Virginia State HDA, Multi-Family Housing:
      1,655,000   AA+          Series D, 6.250% due 1/1/15                              1,752,231
      1,235,000   AAA          Series H, AMBAC-Insured,
                                 6.300% due 11/1/15                                     1,330,712
        600,000   AA+          Series K, 5.800% due 11/1/10                               646,500
-------------------------------------------------------------------------------------------------
                                                                                       16,451,212
-------------------------------------------------------------------------------------------------
Washington -- 7.3%
                            Chelan County, WA GO, Public Utilities,
                               District No. 1, Columbus River Rock,
                               MBIA-Insured:
                                 Series A:
     20,685,000   AAA               Zero coupon due 6/1/21                              6,541,631
     22,685,000   AAA               Zero coupon due 6/1/22                              6,805,500
      4,750,000   AA             Series B, Remarketed 7/1/92,
                                    Mandatory put 7/1/19,
                                    6.750% due 7/1/62 (b)(c)                            5,046,875


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  13  -------------------------------------

                             Schedule of Investments
                    February 28, 1999 (unaudited) (continued)

     Face
    Amount       Rating(a)                     Security                                  Value
=================================================================================================
Washington -- 7.3% (continued)
$    10,060,000   AA-       Washington State Health Care Facilities
                               Authority Revenue, Sisters of Providence
                               Hospital, (Pre-Refunded-- Escrowed with
                               U.S. government securities to 10/1/99
                               Call @ 102), 7.875% due 10/1/10 (c)(d)                $ 10,467,732
      2,000,000   AAA       Washington State Public Power Supply
                               System, (Project Number 2), Series A,
                               FSA-Insured, 5.125% due 7/1/11                           2,087,500
-------------------------------------------------------------------------------------------------
                                                                                       30,949,238
-------------------------------------------------------------------------------------------------
West Virginia -- 1.2%
                            Marion County, WV Community Solid
                               Waste Disposal Facilities Revenue,
                               Adirondack Recycling:
      4,832,730   NR             Series A, 8.000% due 12/1/25 (b)                       4,349,457
        653,688   NR             Series B, 10.000% due 12/1/25 (b)                        588,319
-------------------------------------------------------------------------------------------------
                                                                                        4,937,776
-------------------------------------------------------------------------------------------------
Wisconsin -- 2.0%
      4,070,000   AA        Wisconsin State GO, Series B,
                               6.600% due 1/1/22 (b)                                    4,400,687
                            Wisconsin State Health & Educational
                               Facilities Authority Revenue, MBIA-Insured:
      3,000,000   AAA            Aurora Health Care Inc., 5.250% due 8/15/17            3,048,750
      1,000,000   AAA            The Medical College of Wisconsin Inc.
                                    Project, 5.400% due 12/1/16                         1,030,000
-------------------------------------------------------------------------------------------------
                                                                                        8,479,437
-------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100%
                            (Cost-- $407,921,160**)                                  $425,766,638
=================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) which are rated by Moody's Investors Service Inc.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security is segregated by Custodian for open purchase commitments.
(d) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity by U.S. government securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.
(e)   Security is in default.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 16 and 17 for definition of ratings and certain security descriptions.


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  14  -------------------------------------

                   Summary of Investments by Combined Ratings
                          February 28, 1999 (unaudited)

                                                                Percentage of
  Moody's           and/or         Standard & Poor's          Total Investments
-------------------------------------------------------------------------------

    Aaa                                   AAA                        50.8%
    Aa                                    AA                         18.1
     A                                     A                          9.6
    Baa                                   BBB                         9.5
    NR                                    NR                         12.0
                                                                    -----
                                                                    100.0%
                                                                    =====


                                   [GRAPHIC]
-------------------------------------  15  -------------------------------------

                                  Bond Ratings
                                   (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard and Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   --    Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    --    Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     --    Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   --    Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   --    Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    --    Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     --    Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   --    Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    --    Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


                                   [GRAPHIC]
-------------------------------------  16  -------------------------------------

                           Short-Term Security Ratings
                                   (unaudited)

SP-1   --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.

A-1    --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 --   Moody's highest rating for issues having a demand feature -- VRDO.

P-1    --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

                              Security Descriptions
                                   (unaudited)

ABAG     --  Association of Bay Area Governments
AIG      --  American International Guaranty
AMBAC    --  AMBAC Indemnity Corporation
BAN      --  Bond Anticipation Notes
BIG      --  Bond Investors Guaranty
CDA      --  Community Development Administration
CGIC     --  Capital Guaranty Insurance Company
CHFCLI   --  California Health Facility Construction Loan Insurance
COP      --  Certificate of Participation
EDA      --  Economic Development Authority
ETM      --  Escrowed To Maturity
FAIRS    --  Floating Adjustable Interest Rate Securities
FGIC     --  Financial Guaranty Insurance Company
FHA      --  Federal Housing Administration
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
FRTC     --  Floating Rate Trust Certificates
FSA      --  Federal Savings Association
GIC      --  Guaranteed Investment Contract
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HDC      --  Housing Development Corporation
HDA      --  Housing Development Authority
HFA      --  Housing Finance Authority
IDA      --  Industrial Development Authority
IDB      --  Industrial Development Board
IDR      --  Industrial Development Revenue
INFLOS   --  Inverse Floaters
ISD      --  Independent School District
LOC      --  Letter of Credit
MBIA     --  Municipal Bond Investors Assurance Corporation
MVRICS   --  Municipal Variable Rate Inverse Coupon Security
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PSFG     --  Permanent School Fund Guaranty
RAN      --  Revenue Anticipation Notes
RIBS     --  Residual Interest Bonds
RITES    --  Residual Interest Tax-Exempt Securities
TAN      --  Tax Anticipation Notes
TECP     --  Tax Exempt Commercial Paper
TOB      --  Tender Option Bonds
TRAN     --  Tax and Revenue Anticipation Notes
SYCC     --  Structured Yield Curve Certificate
VAN      --  Veterans Administration
VRDD     --  Variable Rate Daily Demand
VRWE     --  Variable Rate Wednesday Demand


                                   [GRAPHIC]
-------------------------------------  17  -------------------------------------

                       Statement of Assets and Liabilities
                                   (unaudited)

                                                                  February 28, 1999
===================================================================================
ASSETS:
   Investments, at value (Cost-- $407,921,160)                      $425,766,638
   Cash                                                                   82,551
   Interest receivable                                                 4,626,841
-----------------------------------------------------------------------------------
   Total Assets                                                      430,476,030
-----------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                    5,103,885
   Dividends payable                                                     746,077
   Investment advisory fees payable                                      308,169
   Accrued expenses                                                      161,486
-----------------------------------------------------------------------------------
   Total Liabilities                                                   6,319,617
-----------------------------------------------------------------------------------
Total Net Assets                                                    $424,156,413
===================================================================================
NET ASSETS:
   Par value of capital shares                                      $     34,607
   Capital paid in excess of par value                               413,576,918
   Undistributed net investment income                                 1,077,800
   Accumulated net realized loss from security transactions
     and futures contracts                                            (8,378,390)
   Net unrealized appreciation of investments                         17,845,478
-----------------------------------------------------------------------------------

Total Net Assets
   (Equivalent to $12.26 a share on 34,606,944 shares of $0.001
   par value outstanding; 500,000,000 shares authorized)            $424,156,413
===================================================================================


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  18  -------------------------------------

                             Statement of Operations
                                   (unaudited)

                                                                     Nine Months
                                                                        Ended
                                                                       2/28/99
=================================================================================
INVESTMENT INCOME:
   Interest                                                          $18,304,179
---------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                   2,246,533
   Administration fees (Note 3)                                          641,866
   Shareholder communications                                            190,518
   Audit and legal                                                        52,582
   Registration fees                                                      30,893
   Shareholder and system servicing fees                                  17,360
   Directors' fees                                                        17,341
   Pricing service fees                                                   15,796
   Custody                                                                14,322
   Other                                                                  13,795
---------------------------------------------------------------------------------
   Total Expenses                                                      3,241,006
   Less: Investment advisory and administration fees waiver (Note 3)    (345,976)
---------------------------------------------------------------------------------
   Net Expenses                                                        2,895,030
---------------------------------------------------------------------------------
Net Investment Income                                                 15,409,149
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Loss From:
     Security transactions (excluding short-term securities)          (5,009,816)
     Futures contracts                                                  (109,469)
---------------------------------------------------------------------------------
   Net Realized Loss                                                  (5,119,285)
---------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              14,515,623
     End of period                                                    17,845,478
---------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             3,329,855
---------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                         (1,789,430)
---------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $13,619,719
=================================================================================


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  19  -------------------------------------

                       Statements of Changes in Net Assets

                                                  Nine Months         Year
                                                 Ended 2/28/99        Ended
                                                  (unaudited)        5/31/98
===============================================================================
OPERATIONS:
   Net investment income                         $ 15,409,149     $ 18,508,971
   Net realized gain (loss)                        (5,119,285)       7,547,057
   Increase in net unrealized appreciation          3,329,855       21,394,525
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations          13,619,719       47,450,553
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                          (13,531,314)     (20,844,655)
   Net realized gains                              (4,083,619)     (10,411,885)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                (17,614,933)     (31,256,540)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued
     for reinvestment of dividends                         --          671,821
-------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                               --          671,821
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  (3,995,214)      16,865,834
NET ASSETS:
   Beginning of period                            428,151,627      411,285,793
-------------------------------------------------------------------------------
   End of period*                                $424,156,413     $428,151,627
===============================================================================
* Includes undistributed (overdistributed)
    net investment income of:                      $1,077,800        $(800,035)
===============================================================================


                                              See Notes to
                                   [GRAPHIC]  Financial Statements.
-------------------------------------  20  -------------------------------------

                          Notes to Financial Statements
                                   (unaudited)

      1. Significant Accounting Policies

      Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


                                   [GRAPHIC]
-------------------------------------  21  -------------------------------------

                          Notes to Financial Statements
                             (unaudited) (continued)

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

      SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC a fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly. For the nine months ended February 28, 1999, SSBC waived $269,093 of its investment advisory fee.

      SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly. For the nine months ended February 28, 1999, SSBC waived $76,883 of its administration fee.

      All officers and one Director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

      4. Investments

      For the nine months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $59,219,799
--------------------------------------------------------------------------------
Sales                                                                63,163,112
================================================================================

      At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $25,970,974
Gross unrealized depreciation                                        (8,125,496)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $17,845,478
================================================================================

      5. Futures Contracts

      Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each


                                   [GRAPHIC]
-------------------------------------  22  -------------------------------------

                          Notes to Financial Statements
                             (unaudited) (continued)

day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

      The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

      At February 28, 1999, the Fund had no open futures contracts.

      6. Capital Shares

      Capital stock transactions were as follows:

                                       Nine Months Ended         Year Ended
                                       February 28, 1999        May 31, 1998
                                      ------------------     ------------------
                                      Shares      Amount     Shares      Amount
================================================================================
Shares issued on reinvestment           --          --       54,539     $671,821
================================================================================

      7. Securities Traded on a When-Issued Basis

      In a when-issued transaction, the Fund commits to purchasing securities for which specific information is not yet known at the time of the trade. Securities purchased on a when-issued basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into the when-issued transaction, the custodian maintains cash, U.S. government securities or other liquid high grade debt obligations in a segregated account equal in value to the purchase price of the when-issued security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

      At February 28, 1999, the Fund did not hold any when-issued securities.


                                   [GRAPHIC]
-------------------------------------  23  -------------------------------------

                              Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31, except where noted:

                                   1999(1)         1998         1997         1996         1995         1994
============================================================================================================
Net Asset Value,
   Beginning of Period             $12.37         $11.90       $12.11       $12.55       $12.26       $13.00
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)          0.45           0.54         0.67         0.67         0.72         0.67
   Net realized and
     unrealized gain (loss)         (0.05)          0.83         0.08        (0.35)        0.49        (0.23)
------------------------------------------------------------------------------------------------------------
Total Income
   From Operations                   0.40           1.37         0.75         0.32         1.21         0.44
------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.39)         (0.61)       (0.66)       (0.75)       (0.67)       (0.67)
   Net realized gains               (0.12)         (0.29)       (0.30)       (0.01)       (0.25)       (0.51)
------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.51)         (0.90)       (0.96)       (0.76)       (0.92)       (1.18)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                   $12.26         $12.37       $11.90       $12.11       $12.55       $12.26
------------------------------------------------------------------------------------------------------------
Total Return,
   Based on Market Value*            2.24%++        2.08%        7.89%        8.26%        8.40%        2.98%
------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value*                  3.69%++       12.14%        6.59%        2.79%       10.96%        3.45%
------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (millions)          $424           $428         $411         $418         $433         $423
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                       0.90%+         0.99%        1.00%        1.00%        1.02%        1.00%
   Net investment income             4.80+          4.35         5.56         5.35         5.97         5.15
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                14%            87%         113%          45%          93%          72%
------------------------------------------------------------------------------------------------------------
Market Value, End of Period       $10.750        $11.000      $11.625      $11.690      $11.500      $11.500
============================================================================================================

(1)   For the nine months ended February 28, 1999 (unaudited).
(2) The investment advisor and administrator waived a portion of their fees for the nine months ended February 28, 1999. If such fees were not waived, the per share decrease in net investment income would have been $0.01 and the annualized ratio of expenses to average net assets would have been 1.01%.
* The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


                                   [GRAPHIC]
-------------------------------------  24  -------------------------------------

                         Quarterly Results of Operations
                                   (unaudited)

                                                                         Net Realized and                Net Increase
                                                                            Unrealized                  (Decrease) in
                        Investment              Net Investment            Gain (Loss) on               Net Assets From
                          Income                    Income                  Investments                   Operations
                 --------------------------------------------------------------------------------------------------------
                                  Per                        Per                         Per                         Per
Quarter Ended       Total        Share        Total         Share       Total           Share        Total          Share
=========================================================================================================================
August 31,
    1996         $7,112,514      $0.21     $6,061,372       $0.18    $(2,945,507)      $(0.09)     $3,115,865       $0.09
November 30,
    1996          6,873,415       0.20      5,826,055        0.17     17,188,697         0.50      23,014,752        0.67
February 28,
    1997          6,706,752       0.19      5,680,888        0.16     (9,381,274)       (0.27)     (3,700,386)      (0.11)
May 31,
    1997          6,582,277       0.19      5,562,885        0.16     (2,308,892)       (0.06)      3,253,993        0.10
August 31,
    1997          5,809,421       0.17      4,751,757        0.14     11,642,588         0.34      16,394,345        0.48
November 30,
    1997          5,571,655       0.16      4,540,883        0.13      9,907,664         0.29      14,448,547        0.42
February 28,
    1998          5,677,656       0.16      4,609,822        0.13      7,399,266         0.21      12,009,088        0.34
May 31,
    1998          5,679,780       0.16      4,606,509        0.13         (7,936)       (0.00)      4,598,573        0.13
August 31,
    1998          6,731,153       0.19      5,618,898        0.16      2,807,927         0.09       8,426,825        0.25
November 30,
    1998          5,825,421       0.17      4,996,967        0.15       (967,184)       (0.04)      4,029,783        0.11
February 28,
    1999          5,747,605       0.17      4,793,284        0.14     (3,630,173)       (0.10)      1,163,111        0.04
=========================================================================================================================


                                   [GRAPHIC]
-------------------------------------  25  -------------------------------------

                                 Financial Data
                                   (unaudited)

For a share of capital stock outstanding throughout each period:

                              NYSE           Net                      Dividend
  Record      Payable        Closing        Asset       Dividend    Reinvestment
   Date         Date         Price+        Value+         Paid          Price
================================================================================
  6/25/96      6/28/96      $11.500        $12.05        $0.060        $11.49
  7/23/96      7/26/96       11.875         12.05         0.060         11.87
  8/27/96      8/30/96       11.688         12.12         0.060         11.72
  9/24/96      9/27/96       11.625         12.13         0.060         11.64
 10/22/96     10/25/96       11.625         12.23         0.060         11.57
 11/25/96     11/29/96       11.500         12.44         0.060         11.57
 12/23/96*    12/27/96       11.375         12.12         0.295         11.73
  1/28/97      1/31/97       11.625         11.88         0.060         11.75
  2/25/97      2/28/97       11.750         12.07         0.060         11.78
  3/24/97      3/27/97       11.500         11.73         0.060         11.53
  4/22/97      4/25/97       11.563         11.60         0.060         11.57
  5/27/97      5/30/97       11.375         11.82         0.060         11.68
  6/24/97      6/27/97       11.750         12.06         0.060         11.98
  7/22/97      7/25/97       12.000         12.43         0.060         12.08
  8/26/97      8/29/97       11.750         12.17         0.060         11.83
  9/23/97      9/26/97       11.750         12.30         0.056         11.91
 10/28/97     10/31/97       11.375         12.33         0.056         11.60
 11/24/97     11/28/97       11.563         12.41         0.056         11.64
 12/22/97*    12/26/97       11.625         12.39         0.294         12.24
  1/27/98      1/30/98       11.938         12.41         0.056         12.04
  2/24/98      2/27/98       11.938         12.39         0.056         11.60
  3/24/98      3/27/98       11.125         12.36         0.050         11.34
  4/21/98      4/24/98       11.1875        12.23         0.050         11.10
  5/26/98      5/29/98       10.875         12.34         0.050         11.15
  6/23/98      6/26/98       11.000         12.32         0.050         11.10
  7/28/98      7/31/98       10.875         12.30         0.048         10.84
  8/25/98      8/28/98       10.875         12.41         0.048         11.05
  9/22/98      9/25/98       11.375         12.48         0.049         11.57
 10/27/98     10/30/98       11.4375        12.44         0.049         11.58
 11/23/98     11/27/98       11.750         12.42         0.049         11.59
 12/21/98     12/24/98*      11.313         12.32         0.118         11.27
  1/26/99      1/29/99       10.938         12.37         0.049         11.04
  2/23/99      2/26/99       10.875         12.31         0.049         10.89
================================================================================
+  As of record date.
*  Capital gain distribution.


                                   [GRAPHIC]
-------------------------------------  26  -------------------------------------

                           Dividend Reinvestment Plan
                                   (unaudited)

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of common stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group Inc. ("First Data") as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of net asset value determined as described below under "Net Asset Value" or 95% of the market price of the common stock.

      If the market price of the common stock is less than the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. First Data will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such


                                   [GRAPHIC]
-------------------------------------  27  -------------------------------------

                           Dividend Reinvestment Plan
                             (unaudited) (continued)

purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the plan should be directed by mail to First Data Investor Services Group, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-451-2010.

                           --------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


                                   [GRAPHIC]
-------------------------------------  28  -------------------------------------

                               Managed Municipals
                                 Portfolio Inc.

Directors

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, Massachusetts 02266

Custodian

PNC Bank, N.A.
17th & Chestnut Streets
Philadelphia, Pennsylvania 19103

                        This report is only intended for
                           shareholders of the Managed
                            Municipals Portfolio Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                purchase or sale of shares of the Fund or of any
                       securities mentioned in the report.
                                   FD0879 4/99

                                   [GRAPHIC]